Inventories, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories, net
Raw materials	$ 23,877	$ 18,665
Work in process	3,275	3,535
Finished goods	6,875	6,580
Low value consumables and spare parts	324	244
Inventories, gross	34,351	29,024
Less: inventory write-downs	(3,408)	(5,184)
Total inventories, net	30,943	23,840
Decrease in inventory write-downs, net	$ 1,863	$ 1,031	$ 13